UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
March 31, 2014

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 132.2% (96.5% of Total Investments)
	MORTGAGE-BACKED SECURITIES – 131.7% (96.1% of Total Investments)
	Residential – 131.7%
$ 835	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	$ 848,054
610	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	AA	631,316
2,000	Argent Securities Inc., ASset-Backed Pass-Through Certificates, Series 2005-W2	0.680%	10/25/35	B-	1,561,218
2,676	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.398%	9/25/36	CCC	1,781,445
919	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	Caa3	690,968
1,025	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	814,725
2,400	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.457%	7/20/36	B1	2,182,822
1,355	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	1,274,873
313	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	295,141
2,386	Bank of America Funding Trust, 2007-A 2A1	0.352%	2/20/47	CCC	2,091,092
2,661	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2006-AA2	0.360%	1/25/37	Caa3	1,975,725
2,123	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2007 AA1 2A1	0.370%	3/25/37	Caa3	1,706,936
1,077	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.738%	6/25/35	Caa2	966,159
1,422	Bear Stearns Adjustable Rate Mortgage Trust 2007-5	5.308%	8/25/47	D	1,263,995
369	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.750%	7/25/36	D	301,750
2,010	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.756%	10/25/36	D	1,585,512
2,409	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.975%	6/25/47	D	2,165,955
512	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	5.456%	2/25/36	Caa3	362,630
2,113	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.638%	2/25/36	Caa3	1,847,766
1,696	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	5.167%	2/25/47	D	1,444,703
882	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.831%	2/25/47	D	695,981
1,255	Bear Stearns Alt-A Trust II, Mortgage Pass-Through Certificates Series 2007-1	2.902%	9/25/47	D	864,622
1,144	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.350%	6/25/46	Ca	744,654
1,951	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.854%	8/25/46	Ca	1,404,576
696	Bear Stearns Asset Backed Securities I Trust 2002-EC2	0.590%	2/25/36	BBB	660,572
650	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.706%	6/11/40	B1	653,824
811	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	807,477
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.670%	10/25/35	BB-	1,666,042
2,155	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.340%	6/25/37	CCC	1,836,575
2,198	Chaseflex Trust Series 2007-2	0.470%	5/25/37	CCC	1,938,819
546	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subrodinated REMIC Pass-Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	461,654
199	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.921%	3/25/36	Caa3	169,635
2,726	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.410%	1/25/37	CCC	1,976,196
424	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, sEROES 2005-3	2.846%	8/25/35	Caa2	376,582
586	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.851%	7/25/37	Caa3	491,655
1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.579%	10/15/45	BBB-	1,098,501
839	Countrywide Alternative Loan Trust, Mortgage Pass-Through Cerftificates, Series 2005-63	5.460%	11/25/35	Ca	679,988
657	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.790%	10/25/36	Caa3	475,317
1,803	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	1,364,659
698	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	528,227
1,826	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,510,434
733	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	608,442
2,157	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.294%	8/25/37	Caa3	1,604,763
840	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.660%	8/25/37	D	543,813
801	Countrywide Asset Backed Certificates Trust 2005-IM1	0.590%	11/25/35	BBB+	727,959
2,121	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.340%	3/25/47	AAA	1,760,510
2,096	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.648%	3/20/36	CCC	1,707,590
522	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa3	473,599
1,721	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	5.207%	11/20/35	Caa3	1,492,883
285	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	5.465%	9/25/37	D	267,610
– (3)	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.679%	5/20/36	Caa3	101
2,291	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	3.116%	4/25/37	D	1,892,781
1,160	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	D	1,019,019
1,573	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	3.080%	9/25/47	D	1,321,890
26	CPS Auto Trust, 144A	7.500%	4/16/18	A+	25,903
1,553	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.460%	11/25/35	B+	1,424,152
1,854	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.274%	8/25/36	CCC	1,144,298
301	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.400%	6/25/37	Caa3	232,795
1,934	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	Caa3	1,105,373
636	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certifcates Series 2005-12	2.979%	3/25/36	Caa3	491,385
398	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.704%	5/25/36	D	366,465
795	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.424%	10/25/23	N/R	884,891
300	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.562%	1/25/24	N/R	315,666
1,818	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.459%	5/15/36	Aaa	298,387
2,000	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3	0.720%	9/25/35	B1	1,852,886
992	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	868,741
513	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	397,165
2,254	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.690%	2/25/37	Caa3	1,522,557
1,895	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.260%	9/25/35	Caa2	1,658,244
270	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.598%	5/25/37	D	220,712
160	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.516%	8/25/37	D	133,392
2,032	Freddie Mac Multi-Class Certificates	6.109%	8/15/35	Aaa	310,084
1,087	Freddie Mac Multi-Class Certificates, (I/O)	6.809%	8/15/36	Aaa	168,318
1,208	Freddie Mac Multi-Class Certificates, (I/O)	6.209%	6/15/39	Aaa	133,709
1,200	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	1,263,966
835	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2010-K6, 144A	5.357%	12/25/46	Aaa	908,750
370	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.949%	6/25/47	A-	375,899
2,070	Freddie Mac Multifamily Structured Pass-Through Certificates K036, (I/O)	2.110%	12/25/41	Aaa	320,651
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.750%	11/25/40	Aaa	633,729
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.712%	7/25/41	Aaa	414,213
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.726%	9/25/41	Aaa	622,692
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	Aaa	247,306
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.884%	1/25/43	Aaa	206,653
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	601,690
4,886	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	367,909
1,490	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	1,237,639
1,147	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.909%	4/19/36	Caa3	1,011,355
1,442	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.420%	3/25/36	Caa3	1,255,540
2,262	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.640%	8/25/37	CCC	1,919,704
487	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.837%	3/25/47	D	421,719
2,291	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.774%	1/25/36	D	2,058,867
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	141,893
– (3)	Granite Master Issuer PLC Series 2006-3	0.272%	12/20/54	AAA	–
697	GSAA Home Equity Trust Series 2007-5	0.311%	3/25/47	CCC	382,017
944	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	677,505
1,793	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.732%	4/25/36	D	1,515,359
1,795	HarborView Mortgage Loan Trust 2006-12	0.421%	12/19/36	CC	1,166,483
2,318	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.444%	1/25/36	Caa1	1,945,542
152	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.332%	8/25/36	B2	149,166
1,381	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.715%	7/25/37	Caa2	1,292,157
196	IndyMac INDX Mortgage Loan Trust 2006 AR25	2.925%	9/25/36	Ca	141,914
2,331	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.509%	11/25/35	Caa3	1,891,750
989	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.310%	7/25/36	D	755,069
1,052	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.380%	10/25/36	CCC	691,056
811	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.908%	3/25/36	Ca	551,090
2,385	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.187%	6/25/37	Ca	1,735,607
165	J.P. Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.281%	7/25/36	CCC	79,129
185	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	D	164,250
611	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.783%	6/25/36	Caa2	520,681
1,000	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	CC	849,227
905	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa2	955,576
409	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	349,082
1,881	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.570%	1/25/37	Caa3	1,234,390
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,313,105
700	JP Morgan Chase Commerical Mortgage Trust, Commerical Mortage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	727,691
2,400	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.450%	5/25/37	Caa1	1,739,635
1,287	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	4.788%	10/25/36	Caa2	1,093,699
212	JP Morgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	2.781%	6/25/37	D	177,919
800	LB UBS Commercial Mortgage Trust, Series 2006-C4	5.886%	6/15/38	Ba2	843,271
2,000	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	1,827,717
2,180	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.124%	6/25/37	D	1,698,728
325	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.610%	12/25/35	CCC	309,021
1,200	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	5.749%	6/12/50	B-	1,239,236
1,100	ML_CFC Commercial Mortgage Trust, Pass-Throug Certificates, Series 2007-8	5.894%	8/12/49	BB	1,142,957
2,340	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.469%	1/25/36	CCC	1,919,624
2,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.691%	4/15/49	Ba2	2,094,216
253	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.803%	3/25/36	Caa3	198,016
1,885	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,529,379
1,146	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.500%	9/25/37	CCC	1,039,266
1,812	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.450%	12/25/35	BB+	1,685,399
2,189	Mortgage-IT Trust 2005-4	0.446%	10/25/35	BB+	1,989,119
525	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	419,711
750	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.466%	4/25/36	CCC	625,562
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.417%	4/25/35	B-	158,019
1,472	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	1,423,603
2,176	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,392,345
1,313	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.380%	7/25/36	Caa3	973,944
517	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 1006-QS10	0.490%	8/25/36	Caa3	336,528
597	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	484,262
2,235	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.799%	9/25/35	Caa3	1,858,133
1,393	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	1,189,401
816	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	648,460
1,030	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.810%	1/25/36	Caa3	779,831
350	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	284,305
180	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.640%	8/25/36	Ca	114,134
950	Residential ASset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.690%	7/25/35	B	801,555
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.480%	2/25/36	CCC	1,844,622
231	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	3.124%	9/25/35	Caa1	217,218
2	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.361%	2/25/36	Caa2	2,057
453	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.212%	4/25/37	Caa2	392,274
1,954	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.212%	4/25/37	Caa2	1,692,270
1,788	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.382%	2/20/47	CCC	1,506,369
248	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	256,233
60	Sierra Receivables Funding Company, 144A	5.310%	11/20/25	BBB	60,358
43	SMA Issuer LLC 2012-LV1, 144A	3.500%	8/20/25	Baa3	42,522
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.940%	1/25/35	BB+	265,137
1,773	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.380%	7/25/37	CCC	1,324,298
2,300	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.408%	11/25/23	N/R	2,387,152
74	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.650%	10/25/37	Caa1	68,784
1,988	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.959%	2/25/37	D	1,685,221
1,110	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	1,088,251
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B	1,309,770
455	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.672%	4/15/47	CCC	426,482
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.241%	10/15/44	BB	1,154,352
616	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.377%	11/25/36	D	535,286
525	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	5.000%	1/25/37	D	457,674
489	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	5.452%	6/25/37	D	421,159
1,797	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.373%	12/25/36	D	1,546,454
1,323	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	1,275,071
2,060	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,827,015
930	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.877%	12/28/37	D	738,719
–(3)	Wells fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass-Through Certificates	2.631%	10/25/36	D	7
252	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.621%	10/25/36	Caa2	233,819
–(3)	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.086%	10/25/36	CCC	43
1,042	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.085%	11/25/37	Caa2	953,777
2,162	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.921%	12/28/37	Caa3	1,960,475
679	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.707%	4/25/36	CC	651,737
226,283	Total Residential				164,614,480
$ 226,283	Total Mortgage-Backed Securities (cost $155,784,215)				164,614,480

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 0.5% (0.4% of Total Investments)
	Wireless Telecommunication Services – 0.5%
$ 625	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 633,051
$ 625	Total Asset-Backed Securities (cost $625,000)				633,051
	Total Long-Term Investments (cost $156,409,215)				165,247,531

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 4.9% (3.5% of Total Investments)
$ 6,031	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $6,030,812, collateralized by $6,265,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $6,154,970	0.000%	4/01/14		$ 6,030,812
	Total Short-Term Investments (cost $6,030,812)				6,030,812
	Total Investments (cost $162,440,027) – 137.1%				171,278,343
	Borrowings – (37.0)% (4), (5)				(46,200,000)
	Other Assets Less Liabilities – (0.1)%				(111,117)
	Net Assets – 100%				$ 124,967,226

Investments in Derivatives as of March 31, 2014

Futures Contracts outstanding:

				Notional	Unrealized
	Contract	Number of	Contract	Amount	Appreciation
Description	Position	Contracts	Expiration	at Value	(Depreciation)
U.S. 5-Year Treasury Note	Short	(24)	6/14	$ (2,854,875)	$ 18,865

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 164,614,480	$ –	$ 164,614,480
Asset-Backed Securities	–	633,051	–	633,051
Short-Term Investments:
Repurchase Agreements	–	6,030,812	–	6,030,812
Investments in Derivatives:
Futures Contracts*	18,865	–	–	18,865
Total	$ 18,865	$ 171,278,343	$ –	$ 171,297,208
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $161,989,125.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 9,771,363
Depreciation				(482,145)

Net unrealized appreciation (depreciation) of investments				$ 9,289,218

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) rounds to less than $1,000.
(4)	Borrowings as a percentage of Total Investments is 27.0%.
(5)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
I/O	Interest only security.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014